Earnings Per Share (Diluted Earnings Per Share) (Details) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of earnings per share [Abstract]
Profit for the period attributable to equity holders of the Company	£ 696	£ 9,465
Weighted average number of shares outstanding (in shares)	52,848,507	48,859,382
Diluted by: options in issue and contingently issuable shares (in shares)	2,814,613	5,594,951
Weighted average number of shares outstanding (diluted) (in shares)	55,663,120	54,454,333
Earnings per share - diluted (in gbp per share)	£ 0.01	£ 0.17